Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	Nov. 30, 2014		Nov. 30, 2013
Property, Plant and Equipment [Abstract]
Ships, including ship improvements	$ 42,886		$ 42,367
Ships under construction	533		535
Ships And Ships Under Construction Gross, Total	43,419		42,902
Land, buildings and improvements, including leasehold improvements and port facilities	1,088		971
Computer hardware and software, transportation equipment and other	1,322		1,251
Total property and equipment	45,829		45,124
Less accumulated depreciation and amortization	(13,056)		(12,219)
Property and Equipment, Net	$ 32,773	[1]	$ 32,905	[1]

[1]	At November 30, 2014 and 2013, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.6 billion, $12.6 billion, $0.3 billion and $0.1 billion and $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion, respectively.